STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Issued Standards and Interpretations Not Early Adopted (Details)	12 Months Ended
Jun. 30, 2020
Definition of a Business (Amendments to IFRS 3) [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Definition of a Business (Amendments to IFRS 3)
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
Definition of Material (Amendments to IAS 1 and IAS 8) [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Definition of Material (Amendments to IAS 1 and IAS 8)
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
Amendments to References to the Conceptual Framework in IFRS Standards [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Amendments to References to the Conceptual Framework in IFRS Standards
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7) [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
Application Date of Standard	Jan. 01, 2020
Application Date for Group	Jul. 01, 2020